Employee Benefits - Summary of Weighted Average Exercise Price For Both Share-based Payment Plans (Detail)	12 Months Ended
	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 shares
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	960,776	8,775,326	9,721,609	13,081,328
Exercise price | € / shares	€ 10
Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	23,914	1,932,862	3,003,867	6,238,316
Exercise price | € / shares	€ 0.042	€ 0.0021	€ 0.0021
Average Fair Value | €	€ 61,400	€ 3,070.00	€ 2,910
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
Employee Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	31,537	675,691	910,382	1,285,619
Exercise price | € / shares	€ 0.5
Average Fair Value | €	€ 18,200	€ 910	€ 880
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
Founders Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	50,680	1,013,609	1,013,609	1,033,609
Exercise price | € / shares	€ 38.6	€ 1.93	€ 1.93
Average Fair Value | €	€ 158,600	€ 7,930	€ 7,930
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	783,489	2,333,924	2,984,802	2,027,765
Average Fair Value | €	€ 4,490	€ 330	€ 1,550
RSU Coil & Ares [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	9,250	222,800	350,615
Average Fair Value | €	€ 188,600	€ 9,430	€ 9,430
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	61,906	2,596,440	1,458,334	2,000,000
Average Fair Value | €	€ 23,610	€ 1,440	€ 2,810
Bottom of range [member] | RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2026 years
Bottom of range [member] | RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2026 years
Top of range [member] | RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2028 years
Top of range [member] | RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2028 years